Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation	$ 9	$ 4	$ 17	$ 10
Stock based compensation expenses	206	478	1,682	1,330
Total general and administrative expenses	295	575	2,028	2,118
General and Administrative Expense [Member]
Salaries and related expenses			242	360
Professional expenses			683	792
Rent and Maintenance			94	84
Depreciation			17	10
Other expenses			127	125
Stock based compensation expenses	$ 21	$ 274	865	747
Total general and administrative expenses			$ 2,028	$ 2,118